VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Short-Term Investments—81.8%
Certificates of Deposits—56.8%
Bank of America N.A. 4.540%, 8/15/25	$ 35,000	$ 35,006
Bank of Nova Scotia (SOFR + 0.330%) 4.670%, 8/21/25(1)	51,500	51,529
Bank of Nova Scotia (SOFR + 0.260%) 4.600%, 7/14/25(1)	9,500	9,501
Bank of Nova Scotia (SOFR + 0.330%) 4.670%, 11/6/25(1)	11,000	11,006
BMO Bank 5.480%, 5/8/25	50,000	50,047
BNP Paribas S.A. 4.560%, 4/4/25	10,000	10,000
Canadian Imperial Bank of Commerce (NY) 5.190%, 4/23/25	21,500	21,509
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.220%) 4.560%, 11/13/25(1)	25,000	25,000
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.200%) 4.540%, 12/8/25(1)	30,000	29,992
Commonwealth Bank of Australia (SOFR + 0.310%) 4.720%, 10/3/25(1)	49,000	49,027
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.380%, 9/24/25	25,000	25,008
Cooperatieve Rabobank U.A. 4.530%, 5/5/25	30,000	30,002
DNB Bank Norway (NY) 4.310%, 4/1/25	75,000	75,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (SOFR + 0.150%) 4.510%, 9/3/25(1)	45,000	44,998
Mizuho Bank Ltd. (SOFR + 0.200%) 4.560%, 8/19/25(1)	50,000	50,002
Mizuho Bank Ltd. 4.440%, 5/20/25	27,000	26,998
MUFG Bank, Ltd. 4.600%, 6/10/25	35,000	35,008
National Australia Bank Ltd. (SOFR + 0.290%) 4.630%, 9/26/25(1)	46,200	46,218
Nordea Bank ABP (NY) (SOFR + 0.180%) 4.520%, 4/11/25(1)	23,500	23,501
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.240%) 4.600%, 6/13/25(1)	42,500	42,510
	Par Value	Value
Certificates of Deposits—continued
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.190%) 4.550%, 9/8/25(1)	$ 30,000	$ 30,000
Royal Bank of Canada 5.130%, 7/23/25	34,000	34,067
Royal Bank of Canada 4.270%, 6/17/25	50,000	49,977
Skandinaviska Enskilda Banken AB 4.380%, 7/10/25	10,000	10,000
Sumitomo Mitsui Banking Corp. 4.290%, 4/3/25	50,000	50,000
Svenska Handelsbanken (SOFR + 0.330%) 4.690%, 11/5/25(1)	25,000	25,018
SYS 5.410%, 6/18/25	50,000	50,091
Westpac Banking Corp. (SOFR + 0.330%) 4.670%, 4/17/25(1)	13,850	13,852
Total Certificates of Deposits (Identified Cost $954,564)		954,867

	Shares
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(2)	53,117,125	53,117
Total Money Market Mutual Fund (Identified Cost $53,117)		53,117

	Par Value
U.S. Government Securities—21.8%
U.S. Treasury Bills
0.000%, 4/1/25(3)	$ 55,000	55,000
0.000%, 4/3/25(3)	5,000	4,999
0.000%, 4/10/25(3)	25,000	24,973
0.000%, 4/15/25(3)	25,000	24,959
0.000%, 4/22/25(3)	40,000	39,901
0.000%, 4/24/25(3)	20,000	19,946
0.000%, 4/29/25(3)	30,000	29,901
0.000%, 5/1/25(3)	35,000	34,877
0.000%, 5/6/25(3)	15,000	14,938
0.000%, 5/8/25(3)	67,000	66,708
0.000%, 5/20/25(3)	20,000	19,885
	Par Value	Value
0.000%, 9/11/25(3)	$ 31,000	$ 30,425
Total U.S. Government Securities (Identified Cost $366,516)		366,512

Total Short-Term Investments (Identified Cost $1,374,197)		1,374,496

TOTAL INVESTMENTS—81.8% (Identified Cost $1,374,197)		$1,374,496
Other assets and liabilities, net—18.2%		305,354
NET ASSETS—100.0%		$1,679,850

Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	62%
Canada	9
Australia	8
Japan	6
Singapore	5
Germany	3
Netherlands	2
Other	5
Total	100%
† % of total investments as of March 31, 2025.
Exchange-traded futures contracts as of March 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	April 2025	502	$42,358	$—	$(1,361)
FTSE China A50 Future	April 2025	2,052	27,361	—	(219)
FTSE Taiwan Index Future	April 2025	239	16,613	—	(1,268)
Hang Seng Index Future	April 2025	404	60,127	—	(966)
HSCEI Index Future	April 2025	812	44,448	—	(956)
IBEX 35 Index Future	April 2025	796	112,927	—	(1,318)
MSCI Singapore IX ETS Future	April 2025	2,224	64,516	—	(1,441)
OMXS 30 Index Future	April 2025	1,521	37,458	—	(2,889)
Brazil Real Future	May 2025	396	6,894	19	—
Copper Future	May 2025	909	114,398	4,925	—
Natural Gas Future	May 2025	806	33,199	—	(2,266)
SGX Iron Ore Future	May 2025	486	4,908	15	—
Silver Future	May 2025	225	38,937	1,285	—
2 Year U.S. Treasury Note Future	June 2025	1,399	289,833	—	(19)
5 Year U.S. Treasury Note Future	June 2025	1,018	110,103	134	—
10 Year Canadian Bond Future	June 2025	2,593	223,704	—	(1,059)
10 Year U.S. Treasury Note Future	June 2025	382	42,486	46	—
10 Year U.S. Ultra Future	June 2025	127	14,494	—	(15)
Aluminium Future	June 2025	4	248	—	(18)
British Pound Future	June 2025	3,134	252,894	—	(840)
DAX Index Future	June 2025	170	102,829	—	(5,746)
DJIA Mini E-CBOT Future	June 2025	224	47,330	409	—
Euro FX Currency Future	June 2025	221	30,006	—	(231)
Euro STOXX 50® Index Future	June 2025	2,142	120,185	—	(3,672)
Euro-BTP Future	June 2025	3,619	420,633	172	—
FTSE 100 Index Future	June 2025	1,104	122,530	—	(1,171)
FTSE/JSE Top 40 Future	June 2025	567	25,417	—	(202)
FTSE/MIB Index Future	June 2025	397	80,133	—	(1,731)
Gold Future	June 2025	529	166,651	4,904	—
Live Cattle Future	June 2025	1,231	100,277	2,780	—
LME Copper Future	June 2025	118	28,748	—	(111)
LME Nickel Future	June 2025	134	13,282	—	(507)
LME Aluminium Future	June 2025	499	33,051	—	(1,486)
LME Zinc Future	June 2025	47	3,428	—	(75)
MSCI EAFE® Index Future	June 2025	1,123	135,675	—	(4,678)
MSCI Emerging Markets Index Future	June 2025	679	37,712	—	(1,149)
Nasdaq 100® E-Mini Index Future	June 2025	48	18,662	—	(235)
S&P 500® E-Mini Index Future	June 2025	195	55,119	—	(472)
S&P/TSX 60 Index Future	June 2025	592	123,217	1,447	—
STOXX Europe 600 Future	June 2025	1,883	53,855	—	(2,069)
TOPIX Index Future	June 2025	145	25,734	9	—
Cocoa Future	July 2025	143	11,280	30	—
Cocoa Future	July 2025	62	4,945	—	(52)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Coffee ’C’ Future	July 2025	320	$45,048	$—	$(323)
Platinum Future	July 2025	160	8,220	145	—
Sugar Future	July 2025	235	4,909	—	(267)
3-Month CORRA Future	September 2025	2,874	487,829	422	—
3-Month EURIBOR Future	September 2025	1,931	511,427	121	—
ECX Emission Future	December 2025	95	6,983	—	(1,488)
				$16,863	$(40,300)
Short Contracts:
IFSC Nifty 50 Future	April 2025	(580)	(27,107)	631	—
Indian Rupee Future	April 2025	(3,346)	(78,149)	—	(987)
Korean Won Future	April 2025	(750)	(12,728)	202	—
Low Sulphur Gas Oil Future	April 2025	(509)	(34,917)	—	(1,609)
Cotton No. 2 Future	May 2025	(927)	(30,976)	—	(73)
Gasoline RBOB Future	May 2025	(362)	(34,828)	—	(2,390)
NY Harbor ULSD Future	May 2025	(273)	(26,136)	—	(1,298)
WTI Oil Future	May 2025	(551)	(39,385)	—	(2,591)
3 Year Australian Bond Future	June 2025	(1,434)	(95,431)	—	(236)
10 Year Australian Bond Future	June 2025	(1,223)	(86,094)	—	(452)
10 Year Euro-Bund Future	June 2025	(1,788)	(249,075)	4,387	—
10 Year Japanese Bond Future	June 2025	(144)	(132,873)	—	(524)
10 Year U.K. Gilt Future	June 2025	(1,767)	(209,284)	1,840	—
30 Year Euro-BUXL Bond Future	June 2025	(1,267)	(163,387)	3,159	—
Australian Dollar Future	June 2025	(3,306)	(206,741)	746	—
Brent Crude Future	June 2025	(461)	(34,469)	—	(2,230)
Canadian Dollar Future	June 2025	(3,785)	(264,307)	—	(824)
Euro-BOBL Future	June 2025	(2,501)	(318,543)	65	—
Euro-BTP Future	June 2025	(296)	(37,614)	—	(412)
Euro-OAT Future	June 2025	(2,654)	(352,092)	1,662	—
Euro-Schatz Future	June 2025	(2,648)	(306,242)	—	(1,038)
Japanese Yen Future	June 2025	(360)	(30,236)	—	(61)
Lean Hogs Future	June 2025	(63)	(2,401)	9	—
LME Nickel Future	June 2025	(223)	(20,728)	—	(532)
LME Aluminium Future	June 2025	(272)	(17,407)	201	—
LME Zinc Future	June 2025	(16)	(1,153)	11	—
Nikkei 225 Stock Average Future	June 2025	(22)	(5,230)	214	—
Russell 2000® E-Mini Index Future	June 2025	(607)	(61,522)	709	—
S&P Mid 400® E-Mini Index Future	June 2025	(126)	(37,026)	150	—
U.S. Treasury Ultra Bond Future	June 2025	(199)	(24,328)	—	(253)
Corn Future	July 2025	(735)	(17,024)	—	(65)
KC HRW Wheat Future	July 2025	(250)	(7,125)	184	—
Soybean Future	July 2025	(983)	(50,539)	410	—
Soybean Meal Future	July 2025	(1,906)	(57,066)	1,156	—
Soybean Oil Future	July 2025	(633)	(17,239)	—	(1,097)
Wheat Future	July 2025	(1,340)	(36,884)	732	—
3-Month SOFR Future	September 2025	(2,332)	(560,788)	—	(659)
3-Month SONIA Index Future	September 2025	(2,317)	(718,017)	—	(371)
90-Day Bank Bill Future	September 2025	(752)	(465,730)	—	(98)
				16,468	(17,800)
Total				$33,331	$(58,100)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	66,250	USD	75,970	UBS AG	06/18/25	$—	$(384)
CNH	97,000	USD	13,501	UBS AG	06/18/25	—	(78)
MXN	911,000	USD	44,918	UBS AG	06/18/25	—	(866)
NOK	2,388,000	USD	225,787	UBS AG	06/18/25	1,189	—
NZD	122,500	USD	70,676	UBS AG	06/18/25	—	(991)
PLN	489,500	USD	126,491	UBS AG	06/18/25	—	(481)
SEK	2,334,000	USD	232,935	UBS AG	06/18/25	349	—
SGD	90,625	USD	68,449	UBS AG	06/18/25	—	(719)
TRY	234,000	USD	5,926	UBS AG	06/18/25	—	(335)
USD	189,101	CHF	165,000	UBS AG	06/18/25	848	—
USD	131,521	CNH	946,000	UBS AG	06/18/25	618	—
USD	60,832	MXN	1,252,000	UBS AG	06/18/25	291	—
USD	36,179	NOK	386,000	UBS AG	06/18/25	—	(510)
USD	252,113	NZD	441,100	UBS AG	06/18/25	1,190	—
USD	85,740	SGD	113,750	UBS AG	06/18/25	728	—
ZAR	1,517,000	USD	82,704	UBS AG	06/18/25	—	(489)
Total						$5,213	$(4,853)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$366,512	$—	$366,512
Certificates of Deposits	954,867	—	954,867
Money Market Mutual Fund	53,117	53,117	—
Other Financial Instruments:
Futures Contracts	33,331	33,331	—
Forward Foreign Currency Exchange Contracts*	5,213	—	5,213
Total Assets	1,413,040	86,448	1,326,592
Liabilities:
Other Financial Instruments:
Futures Contracts	(58,100)	(58,100)	—
Forward Foreign Currency Exchange Contracts*	(4,853)	—	(4,853)
Total Liabilities	(62,953)	(58,100)	(4,853)
Total Investments	$1,350,087	$28,348	$1,321,739

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.